Vessels, subsidiaries and other property, plant and equipment, Sale of Vessels (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Agreement
Vessels, subsidiaries and other property, plant and equipment [Abstract]
Number of agreements | Agreement			3
Aggregate proceeds from sale of vessels	$ 0	$ 0	$ 112,399
(Gain)/loss, sale of vessel	$ 0	$ 0	$ (19,513)